Trade receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total current	$ 496,262	$ 506,774
Billed Sales Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Total current	305,954	215,904
Receivables In Litigation [Member]
IfrsStatementLineItems [Line Items]
Total current	1,534	600
Allowance For Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Total current	(25,040)	(14,950)
Subtotal [Member]
IfrsStatementLineItems [Line Items]
Total current	282,448	201,554
Unbilled Sales Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Total current	188,554	271,188
P B A And C A B A Government Credit [Member]
IfrsStatementLineItems [Line Items]
Total current	25,258	34,029
Fee Payable [Member]
IfrsStatementLineItems [Line Items]
Total current	$ 2	$ 3